Pension Plans and Similar Obligations (Tables)	12 Months Ended
Dec. 31, 2021
Pension Plans and Similar Obligations
Schedule of Total Expense of Defined Benefit Pension Plans

€ millions	2021	2020	2019
Defined contribution plans	346	326	314
Defined benefit pension plans	62	93	55
Pension expenses	408	419	369

Schedule of Present Value of the defined Benefit obligations (DBO) and the Fair value of the Plan Assets

	Domestic Plans		Foreign Plans		Other Foreign Post-Employment		Total
€ millions					Plans
	2021	2020	2021	2020	2021	2020	2021	2020
Present value of the DBO	1,194	1,127	667	616	216	189	2,077	1,932
Fair value of the plan assets	1,183	1,112	578	506	91	73	1,852	1,691
Net defined benefit liability (asset)	11	15	89	110	125	116	225	241
Net defined benefit liability (asset) as % of:
/ Non-current other financial assets	0	0	0	0	0	0	0	0
/ Non-current provisions	3	4	27	31	35	32	65	66

Summary of Actuarial Assumptions

Percent	Domestic Plans			Foreign Plans			Other Foreign Post-Employment Plans
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Discount rate	1.2	0.9	0.8	0.5	0.4	0.3	3.1	3.0	3.7

Schedule of Sensitivity Analysis

€ millions	Domestic Plans			Foreign Plans			Other Foreign Post-Employment Plans			Total
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
Present value of all defined benefit obligations if:
Discount rate was 50 basis points higher	1,134	1,066	968	626	573	495	203	185	154	1,964	1,824	1,617
Discount rate was 50 basis points lower	1,260	1,195	1,090	714	663	576	223	204	159	2,196	2,062	1,825

Schedule of Plan Asset Allocation

€ millions	2021		2020
	Quoted in an	Not Quoted in an	Quoted in an	Not Quoted in an
	Active Market	Active Market	Active Market	Active Market
Total plan assets	597	1,254	485	1,207
Thereof: Asset category
Equity investments	182	0	149	0
Corporate bonds	202	0	151	0
Insurance policies	39	1,254	7	1,207